Income taxes (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets
Restructuring liability	16	22
Amount related to tax losses carried forward	377	334
Liabilities carrying value in excess of tax basis	327	267
Future environmental remediation costs	34	38
Tax credits carried forward including minimum tax	116	94
Other	57	29
Total deferred income tax assets	927	784
Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,608	2,466
Other long-term assets carrying value in excess of tax basis	18	18
Other	19	23
Total deferred income tax liabilities	2,645	2,507
Total net deferred income tax liabilities	1,718	1,723
Current deferred income tax assets	101	222
Long-term deferred income taxes liabilities	1,819	1,945